Expense Example - TIFF Multi-Asset Fund - TIFF Multi-Asset Fund	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 240
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	1,265
Expense Example, with Redemption, 10 Years	$ 2,706